CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIT )/EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital	Treasury Stock	Accumulated Other Comprehensive Income/(Loss)	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2019	$ 31	$ 169,551	$ 854	$ 9,828	$ (328,589)	$ (150,033)
Beginning balance (in shares) at Dec. 31, 2019	313,857,894		1,806,720
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	$ 1	1,473				1,474
Exercise of stock options (in shares)	5,103,015
Settlement Of RSU by new issuance (in shares)	1,865,055
Settlement of RSUs or stock options by reissuance of treasury stocks		(855)	$ 855
Settlement of RSUs or stock options by reissuance of treasury stocks (in shares)			(1,808,220)
Share-based compensation		3,870				3,870
Share repurchase program			$ (3,498)			(3,498)
Share repurchase program (in shares)			2,094,000
Follow-on public offering	$ 1	5,635				5,636
Follow-on public offering (in shares)	4,907,100
Net income/(loss)					21,241	21,241
Foreign currency translation adjustment				(11,556)		(11,556)
Ending balance at Dec. 31, 2020	$ 33	179,674	$ (3,497)	(1,728)	(307,348)	(132,866)
Ending balance (in shares) at Dec. 31, 2020	325,733,064		2,092,500
Increase (Decrease) in Stockholders' Equity
Exercise of stock options		791				791
Exercise of stock options (in shares)	4,287,360
Settlement Of RSU by new issuance (in shares)	4,243,680
Share-based compensation		4,185				4,185
Share repurchase program			$ (3,143)			(3,143)
Share repurchase program (in shares)			1,815,450
Issuance for acquisition of subsidiaries		3,191				3,191
Issuance for acquisition of subsidiaries (in shares)	3,225,647
Net income/(loss)					18,738	18,738
Foreign currency translation adjustment				(4,324)		(4,324)
Ending balance at Dec. 31, 2021	$ 33	187,841	$ (6,640)	(6,052)	(288,610)	(113,428)
Ending balance (in shares) at Dec. 31, 2021	337,489,751		3,907,950
Increase (Decrease) in Stockholders' Equity
Exercise of stock options		2				2
Exercise of stock options (in shares)	34,995
Settlement Of RSU by new issuance (in shares)	291,495
Settlement of RSUs or stock options by reissuance of treasury stocks		(6,640)	$ 6,640
Settlement of RSUs or stock options by reissuance of treasury stocks (in shares)			(3,907,950)
Cancelation of shares	(44)
Share-based compensation		712				712
Net income/(loss)					(42,556)	(42,556)
Disposal of discontinued operations		152,980				152,980
Reclassification of exchange differences on translation of operations to consolidated statement of operations		2,727		(2,727)		2,727
Disposal of VIE		(215)				(215)
Foreign currency translation adjustment				9,082		9,082
Ending balance at Dec. 31, 2022	$ 33	$ 337,407		$ 303	$ (331,166)	$ 6,577
Ending balance (in shares) at Dec. 31, 2022	337,816,197